Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

On January 15, 2013, the Company declared a dividend of $0.22 per share or approximately $6.2 million, which was paid on February 20, 2013 to shareholders of record at January 31, 2013.

During the first quarter of 2013, the Company sold three aircraft for an aggregate purchase price of $14.0 million. A portion of the proceeds received was used to pay down the debt associated with the aircraft.